Stock Based Compensation - weighted average grant-date fair (Details) - Evolv Technologies Holdings, Inc. - Unvested restricted stock units	6 Months Ended
Jun. 30, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares	765,000
Outstanding as of March 31, 2021 | shares	765,000
Granted | $ / shares	$ 3.04
Outstanding as of March 31, 2021 | $ / shares	$ 3.04